Exhibit 99.2

Ford Credit Auto Lease Trust 2014-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2016

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2016, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2016, leases with a total base residual value of $32,271,621.75 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2016. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2016
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2016-	June	$611,029,365.41
	July	$550,275,489.99	$12,322,552.87	16.58%	$51,403,999.71	9.24%
	August	$508,111,421.78	$11,577,259.35	15.57%	$33,412,891.97	6.01%
	September	$460,074,885.42	$10,666,492.76	14.35%	$39,979,113.60	7.19%
	October	$423,395,059.28	$9,894,730.31	13.31%	$29,147,169.97	5.24%
	November	$376,531,020.56	$8,850,933.88	11.91%	$40,186,634.50	7.23%
	December	$306,246,632.57	$7,206,975.82	9.70%	$65,010,030.20	11.69%
2017-	January	$241,425,762.43	$5,717,448.29	7.69%	$60,674,831.95	10.91%
	February	$159,025,294.95	$3,788,979.24	5.10%	$79,850,315.95	14.36%
	March	$84,168,711.28	$2,057,932.70	2.77%	$73,614,825.35	13.24%
	April	$59,823,342.18	$1,471,315.36	1.98%	$23,306,238.05	4.19%
	May	$28,412,378.28	$696,769.33	0.94%	$31,021,419.47	5.58%
	June	$859,941.46	$24,222.76	0.03%	$27,674,276.79	4.98%
	July	$347,232.04	$11,012.87	0.01%	$506,267.75	0.09%
	August	$319,285.20	$10,325.12	0.01%	$19,533.00	0.00%
	September	$285,666.07	$8,847.22	0.01%	$26,535.30	0.00%
	October	$278,376.90	$8,847.22	0.01%	$0.00	0.00%
	November	$259,756.76	$8,522.71	0.01%	$11,615.00	0.00%
	December	$156,997.76	$5,181.44	0.01%	$98,995.65	0.02%
2018-	January	$96,803.80	$3,261.61	0.00%	$57,794.00	0.01%
	February	$62,357.87	$2,288.91	0.00%	$32,707.95	0.01%
	March	$0.00	$0.00	0.00%	$62,725.90	0.01%

Total			$74,333,899.77	100.00%	$556,097,922.06	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$630,431,821.83

Ford Credit Auto Lease Trust 2014-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
Apr-16	Car	985	88.26%	$(1,161)	(3.84)%	(7.67)%
	CUV	901	72.20%	$2,221	6.01%	12.17%
	SUV	33	64.71%	$7,055	11.17%	25.09%
	Truck	213	69.16%	$2,389	5.22%	9.00%
	Total/Average	2,132	78.30%	$750	2.14%	4.22%
May-16	Car	969	89.39%	$(1,190)	(3.98)%	(8.09)%
	CUV	924	73.39%	$1,689	4.61%	9.48%
	SUV	25	62.50%	$6,479	10.68%	24.12%
	Truck	151	62.14%	$3,208	6.89%	12.89%
	Total/Average	2,069	78.79%	$509	1.48%	3.00%
Jun-16	Car	1,028	90.57%	$(1,023)	(3.43)%	(7.08)%
	CUV	1,052	76.73%	$1,745	4.85%	10.07%
	SUV	33	67.35%	$5,718	8.98%	20.19%
	Truck	146	55.73%	$4,026	8.65%	16.67%
	Total/Average	2,259	80.19%	$691	2.02%	4.16%